Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Total income / (loss) before income taxes consists of the following, by jurisdiction:

	For the Years Ended December 31,
(In $ millions)	2025	2024	2023
Bermuda	60.3	(97.3)	(92.2)
Foreign	25.6	237.6	148.3
Total	85.9	140.3	56.1

Schedule of Income Tax Expense
All income tax expense is attributable to foreign jurisdictions and consists of the following:

	For the Years Ended December 31,
(In $ millions)	2025	2024	2023
Current tax expense	44.1	57.5	50.5
Change in deferred tax	(3.2)	0.7	(16.5)
Total	40.9	58.2	34.0

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the Bermuda statutory tax rate to our effective rate is shown below. Withholding taxes paid in a number of jurisdictions (e.g. Congo, Gabon, Mexico and Saudi Arabia) are borne in other countries (e.g. Cayman Islands, Mauritius, UK and Marshall Islands). Such taxes are shown below in the jurisdictions where the taxes are paid, not in the jurisdictions where the tax is borne.

	For the Years Ended December 31,
	2025		2024		2023
	(In $ millions)%		(In $ millions)%		(In $ millions)%
Bermuda Statutory Income Tax Rate 0%	—	—%	—	—%	—	—%
Foreign Tax Effects
Cayman Islands
Statutory rate differences with Bermuda	(11.6)	(13.6)%	(12.3)	(8.8)%	(12.4)	(22.0)%
Congo
Withholding taxes	9.2	10.7%	9.7	6.9%	8.6	15.4%
Other	3.1	3.6%	4.5	3.2%	5.3	9.5%
Gabon
Statutory rate differences with Bermuda	3.6	4.2%	10.9	7.8%	5.8	10.4%
Other	3.0	3.5%	1.1	0.8%	(1.7)	(3.0)%
Marshall Islands
Statutory rate differences with Bermuda	18.8	21.9%	7.1	5.1%	6.3	11.2%
Mauritius
Credit for overseas tax	(6.1)	(7.1)%	—	—%	—	—%
Other	(2.8)	(3.3)%	—	—%	—	—%
Mexico
Withholding taxes	4.8	5.6%	9.0	6.4%	14.9	26.5%
Other	(1.1)	(1.3)%	0.1	0.1%	1.1	1.9%
Saudi Arabia
Withholding taxes	—	—%	—	—%	(9.0)	(16.1)%
Other	2.3	2.7%	5.4	3.9%	4.4	7.8%
United Kingdom
Statutory rate differences with Bermuda	2.2	2.6%	27.3	19.5%	13.5	24.1%
Timing differences fully valued	0.5	0.7%	(8.3)	(5.9)%	—	—%
Credit for overseas tax	(6.2)	(7.3)%	(10.9)	(7.8)%	(15.8)	(28.2)%
Changes in valuation allowances	0.5	0.6%	(7.2)	(5.1)%	(16.5)	(29.4)%
Other	0.1	0.1%	(0.8)	(0.6)%	2.9	5.1%
Taxes from other jurisdictions	21.9	25.5%	23.9	16.9%	26.7	47.6%
Changes in Unrecognized Tax Benefits	(1.3)	(1.5)%	(1.3)	(0.9)%	(0.1)	(0.2)%
Effective tax rate	40.9	47.6%	58.2	41.5%	34.0	60.6%

Schedule of Net Deferred Tax
The components of the net deferred taxes are as follows:

	As of December 31,
(In $ millions)	2025	2024
Deferred tax assets
Net operating losses	44.3	153.5
Excess of tax basis over book basis of property, plant and equipment	43.6	39.3
Other	24.8	11.5
Deferred tax asset	112.7	204.3
Less: valuation allowance	(88.1)	(164.7)
Less: Deferred tax liabilities offset against deferred tax assets	(2.3)	(21.0)
Deferred tax assets, net	22.3	18.6
Other deferred tax liabilities	(0.5)	—
Total	21.8	18.6
Deferred tax liabilities that cannot be offset against deferred tax assets are recognized in other non-current liabilities, with the remaining deferred tax assets, net recognized in other non-current assets on the Consolidated Balance Sheets (see Note 14 - Other Non-Current Assets).

Schedule of Reconciliation of Liabilities Related to Unrecognized Tax Benefits
The following is a reconciliation of the liabilities related to our uncertain tax positions:

	As of December 31,
(In $ millions)	2025	2024
Unrecognized tax benefits, including interest and penalties, at January 1,	1.9	3.2
Additions for tax positions of prior year	—	—
Reduction in tax positions of prior years	(1.3)	(1.4)
Unrecognized tax benefits, excluding interest and penalties, at December 31,	0.6	1.8
Interest and penalties	—	0.1
Unrecognized tax benefits, including interest and penalties, at December 31,	0.6	1.9

Schedule of Total Income Tax Paid
Total income tax paid, net of refunds is comprised of the following by jurisdiction:

	For the Years Ended December 31,
(In $ millions)	2025	2024	2023
Congo	12.0	14.4	14.4
Gabon	14.4	6.1	—
Thailand	7.2	9.7	4.4
Other	26.1	25.0	19.4
Total	59.7	55.2	38.2